LONG-TERM DEBT (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current portion	$ 82,346	$ 1,001,681	$ 102,913
Note 10. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	350,000		1,250,000
Interest accretion
Debt payments	(350,000)		(900,000)
Additions to debt
Balance - December 31, 2024			350,000
Current portion
Non-current portion
Note 10. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	375,095	389,283	303,110
Interest accretion	18,355	34,752	96,985
Debt payments	(4,167)	(383,333)	(25,000)
Additions to debt
Balance - December 31, 2024	389,283	40,702	375,095
Current portion		40,702
Non-current portion
Note 10. 3 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	385,762	397,013	327,010
Interest accretion	15,418	40,480	83,752
Debt payments	(4,167)	(395,055)	(25,000)
Additions to debt
Balance - December 31, 2024	397,013	42,538	385,762
Current portion		42,538
Non-current portion
Note 10. 4 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	197,596	76,407	167,091
Interest accretion	3,811	11,890	43,006
Debt payments	(125,000)	(88,298)	(12,500)
Additions to debt
Balance - December 31, 2024	76,407		197,596
Current portion
Non-current portion
Note 10. 5 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	80,063		561,611
Interest accretion	4,769		187,782
Debt payments	(84,832)		(669,330)
Additions to debt
Balance - December 31, 2024			80,063
Current portion
Non-current portion
Note 10. 6 [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023
Interest accretion		85,112
Debt payments		(223,911)
Additions to debt		1,285,000
Balance - December 31, 2024		1,146,121
Current portion		144,440
Non-current portion		1,001,681
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - December 31, 2023	1,388,517	862,703	2,608,822
Interest accretion	42,353	172,334	411,525
Debt payments	(568,166)	(1,090,677)	(1,631,830)
Additions to debt		1,285,000
Balance - December 31, 2024	$ 862,703	1,229,360	$ 1,388,517
Current portion		227,679
Non-current portion		$ 1,001,681